Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Preferred stock, series E shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, series E shares, issued (in shares)	11,264	15,724
Preferred stock, series E shares, outstanding (in shares)	11,264	15,724
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	33,486,369	347,813
Common stock, shares outstanding (in shares)	33,486,369	347,813
Series D Preferred Stock [Member]
Preferred stock, shares issued (in shares)	100,000	100,000
Preferred stock, shares outstanding (in shares)	100,000	100,000
Series E Preferred Stock [Member]
Preferred stock, shares issued (in shares)	11,264	15,724
Preferred stock, shares outstanding (in shares)	11,264	15,724